Condensed financial information of the Company - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 83,028,802	$ 105,952,020	$ 80,111,405
Adjustment to reconcile net income to net cash used in operating activities:
Stock based compensation expense	5,621,588	3,382,628	4,894,478
Amortization of deferred charges	7,725,283	12,182,821	6,049,202
Loss on extinguishment of debt	8,580,510	21,443,949	15,879,702
Other receivables	(81,286,710)	(118,383,454)	(47,195,272)
Other current assets	(606,623)	4,174,280	(2,783,559)
Other payable and accrued liabilities	(18,090,325)	(73,276,156)	91,455,504
Payroll and welfare payables	(9,363,632)	7,097,694	6,408,972
Net cash (used in) /provided by operating activities	272,256,758	(22,901,923)	139,712,972
Cash flows from financing activities:
Changes in due from subsidiaries	(25,024,684)	(79,846,860)	82,725,874
Proceeds from short-term bank loans	84,837,579	310,137,935	256,681,062
Repayment of long-term bank loans	(9,156,553)	(65,519,223)	(14,780,892)
Proceeds from long-term bank loans	255,750,791	337,961,266	10,659,297
Proceeds from other long-term debts	1,170,084,599	339,551,378	788,220,956
Repayment of other long-term debts	(233,164,117)	(218,895,920)	(236,322,138)
Purchase of treasury shares	(26,080,876)	(19,846,720)	(14,058,280)
Dividends to shareholders	(19,647,356)	(25,739,147)	(26,090,734)
Payment of financing cost	(4,304,339)	(16,574,059)	(36,254,595)
Proceeds from exercise of stock options	166,480	1,390,666	6,111,912
Net cash provided by/(used in) financing activities	(278,472,789)	(189,581,282)	1,154,478,621
Cash and cash equivalents, at the beginning of the year	674,141,554	894,551,480
Cash and cash equivalents, at end of the period	662,606,063	674,141,554	894,551,480
Parent Company [Member]
Cash flows from operating activities:
Net income	68,344,527	73,034,549	63,627,551
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(203,098,135)	(195,548,594)	(154,361,010)
Stock based compensation expense	3,782,307	3,152,908	4,266,373
Amortization of deferred charges	7,445,276	7,415,821	4,036,412
Loss on extinguishment of debt	(536,011)	(3,267,457)	15,879,702
Other receivables	654,500	(665,428)	0
Other current assets	172,920	(203,789)	(2,214)
Other payable and accrued liabilities	(291,915)	7,342,974	4,874,134
Payroll and welfare payables	(597,023)	(590,356)	2,893,230
Amount due from related parties	348,076	213,796	(561,872)
Net cash (used in) /provided by operating activities	(123,775,478)	(109,115,576)	(59,347,694)
Cash flows from financing activities:
Changes in due from subsidiaries	212,589,733	53,143,354	(326,904,897)
Proceeds from short-term bank loans	19,900,000		24,294,636
Repayment of long-term bank loans	(110,311,908)	(13,250,000)
Proceeds from long-term bank loans	100,440,000	3,178,000
Proceeds from other long-term debts	300,000,000	200,000,000	603,179,617
Repayment of other long-term debts	(413,300,000)		(201,002,731)
Purchase of treasury shares	(26,080,876)	(19,846,720)	(14,058,280)
Dividends to shareholders	(19,647,356)	(25,739,147)	(26,090,734)
Payment of financing cost	(2,075,789)	(4,082,815)	(26,952,084)
Purchase of shares under RSU plan	(2,920,216)	(7,797,949)
Proceeds from exercise of stock options	166,480	1,390,666	6,111,912
Net cash provided by/(used in) financing activities	58,760,068	186,995,389	38,577,439
Net (decrease)/increase in cash and cash equivalents	(65,015,410)	77,879,813	(20,770,255)
Cash and cash equivalents, at the beginning of the year	93,606,791	15,726,978	36,497,233
Cash and cash equivalents, at end of the period	$ 28,591,381	$ 93,606,791	$ 15,726,978